Dreyfus Core Value Fund
Letter to Shareholders

Dear Shareholder:

    It is a pleasure to report that the Dreyfus Core Value Fund achieved total returns of 35.56%, 35.60% and 36.05% for its Investor, Institutional and Class R shares, respectively, for the fiscal year ended December 31, 1995.* These results compare with a total return of 37.53% for the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") for the same period.**

ECONOMIC ENVIRONMENT

    The dominant influence on the U.S. economy in 1995 was the policy of the Federal Reserve Board's Open Market Committee, led by Federal Reserve Board Chairman Alan Greenspan. By deft handling of credit controls, the Fed managed to keep the U.S. economy growing at a moderate rate throughout the year.
    At the start of 1995, the central bank was still fighting inflation, culminating a year-long strategy of raising interest rates to prevent overheating of the economy. This approach appeared to work. The economy began to slow down, even raising some fear that the Fed might have caused a recession. Yet by midsummer, the Fed switched gears, and began a very modest lowering of interest rates. Its purpose was to maintain the growth of the economy while keeping inflation at bay.
    By fall, certain economic indicators indicated that growth was indeed slowing. Construction activity was cooling off, business inventories were creeping up, creation of new jobs slowed down, and unemployment inched upward. However, other sectors of the economy remained strong. U.S. merchandise exports were growing at 15 percent a year in constant dollars, reflecting the tremendous competitiveness of U.S. manufacturers on world markets. Fixed investments by businesses continued to grow. Orders for nondefense capital goods, after a slump in early summer, appeared to be picking up as well. In addition, low interest rates sustained a good level of housing sales.
    Retail sales were weak in late 1995 and the economy was no longer being led by consumer spending. Yet, a sizable portion of the slowdown in consumer spending reflected lower retail prices rather than a drop in the number of transactions. The consumer is very cautious and is looking for bargains, but still has money to spend _ carefully. To be sure, consumers have taken on a lot of debt, but their assets rose in value, particularly investment assets. Thus they were in position to carry more debt.
    In December, the Fed lowered interest rates once again, but by a very small amount. Other steps to reduce interest rates are expected in 1996 to deal with a continued slowing of the economy.

MARKET OVERVIEW

    For most investors in U.S. equities, 1995 was an extremely successful year. Both the S&P 500 and the Dow Jones Industrial Average ended the year with total returns, including reinvestment of dividends, in excess of 35%, setting numerous records along the way and making 1995 the best year since 1958 for the S&P 500. The record gains in stock prices were driven by a multitude of favorable factors including lower interest rates, strong earnings momentum, corporate restructurings and acquisitions, share repurchase s and record cash inflows to mutual funds.
    Fourth quarter gains were slightly less robust than those of the prior three periods. While the 6.02% return for the S&P 500 is a healthy number (especially when compared to the 1.31% return for the entire year of 1994), it masks a substantial amount of turbulence below the surface. The fourth quarter was marked by a significant rotation within economic sectors, as well as a shift away from small and medium capitalization companies in favor of larger capitalization shares.

    The most dramatic change within the economic sectors of the S&P 500 in recent months was the decline of the technology sector. After leading the market through all of 1994 and the first half of 1995, technology shares as a group underperformed in the second half of the year. Health care stocks finished the quarter and the year ahead of all other sectors. Three other groups which lagged the market through the first half of the year turned in impressive results in the waning months of the year. Energy stocks, viewed by many investors as good defensive holdings for their liquidity and above-average yields, were strong. The public utilities sector, driven by the shares of telephone companies, outperformed the market in the fourth quarter. Financial services stocks, though volatile in recent months, finished the year as the second best performing sector in the S&P 500.

PORTFOLIO FOCUS

    As the year ended, the Fund was overweighted in the health care and financial services sectors, as compared to weightings in the S&P 500. As mentioned above, these were two of the best performing sectors in the S&P 500 for the year. Large holdings in the Fund's portfolio that rose more than 75% were Bank of Boston, Chase Manhattan and Lilly (Eli) & Co.
    Other sectors we emphasized included public utilities and energy stocks. In line with our analysis of the economy and market outlook, we were significantly underweighted in technology, basic industry and consumer non-durable issues.
    What of the future? We will continue to concentrate on identifying attractively valued stocks which exhibit improving business fundamentals and earnings momentum. Our recent discussions with the managements of some of the companies in our portfolio indicate that top line growth in many cases will be somewhat more subdued in the months ahead. In addition, many companies are approaching difficult quarterly earnings comparisons. As a result, restructuring opportunities continue to hold prominent positions in our portfolio.
    We look forward to continuing to serve your investment needs.

                                  Sincerely,
                              [Guy Scott signature logo]
                                  Guy Scott
                                  Portfolio Manager

January 17, 1996
New York, N.Y.


* Total return includes reinvestment of dividends and any capital gains paid. ** SOURCE: LIPPER ANALYTICAL SERVICES, INC. _ Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of stock market performance.

Dreyfus Core Value Fund                                    December 31, 1995
______________________________________-
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS CORE VALUE FUND INVESTOR SHARES AND THE STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX

                           [Exhibit A: CHART]

                 Dreyfus Core          Standard &
                  Value Fund           Poor's 500
                (Investor Class      Composite Stock
                    Shares)            Price Index*
                _______-      _______-
12/31/85            10,000                10,000
12/31/86            12,248                11,866
12/31/87            12,281                12,489
12/31/88            14,681                14,557
12/31/89            18,345                19,162
12/31/90            15,880                18,566
12/31/91            19,512                24,210
12/31/92            20,298                26,052
12/31/93            23,650                28,673
12/31/94            23,731                29,048
12/31/95            32,170                39,955

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
______________________________________-

            Investor Shares                      Institutional Shares
            _______________                        _________________
         Period Ended 12/31/95                   Period Ended 12/31/95
            _______________                        _________________
    1 Year                  35.56%         1 Year                      35.60%
    5 Years                 15.13          From Inception (2/1/93)     16.41
    10 Years                12.38

              Class R Shares
            _________________
           Period Ended 12/31/95
            _________________
    1 Year                      36.05%
    From Inception (8/4/94)     22.36

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Investor shares of Dreyfus Core Value Fund on 12/31/85 to a $10,000 investment made in the Standard & Poor's 500 Composite Stock Price Index on that date. All dividends and capital gain distributions are reinvested. Performance for Institutional shares and Class R shares will vary from the performance of Investor shares shown above due to differences in charges and expenses.

The Fund's performance shown in the line graph takes into account all applicable fees and expenses. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

Dreyfus Core Value Fund
_______________________________________
Statement of Investments                                     December 31, 1995

Common Stocks_97.9%                                                                          Shares          Value
___________________________________________-                                                  ____           ______
  Domestic Common Stocks_80.8%

              Basic Industries_2.0%   Grace (W.R) & Co................................        75,400      $  4,458,025
                                       James River.....................................        83,300         2,009,613
                                       Praxair.........................................        66,800         2,246,150
                                       Rayonier........................................        25,625           855,234
                                                                                                                 ______
                                                                                                              9,569,022
                                                                                                                 ______
                 Capital Goods_5.0%   General Electric................................        74,500         5,364,000
                                       ITT.............................................        54,600         2,893,800
                                       ITT Hartford Group..............................        54,600         2,641,275
                                       ITT Industries..................................        54,600         1,310,400
                                       Rockwell International..........................       113,000         5,974,875
                                       TRW.............................................        31,400         2,433,500
                                       Varity..........................................        93,000(a)      3,452,625
                                                                                                                 ______
                                                                                                             24,070,475
                                                                                                                 ______

              Consumer Cyclical_.3%   Safeway.........................................        23,500(a)      1,210,250
                                                                                                                 ______

             Consumer Durables_2.0%   Black & Decker..................................       105,783         3,728,851
                                       Ford Motor......................................       200,000         5,800,000
                                                                                                                 ______
                                                                                                              9,528,851
                                                                                                                 ______

         Consumer Non-durables_7.1%   Archer-Daniels Midland..........................       157,710         2,838,780
                                       Dial............................................       132,400         3,922,350
                                       Fruit of the Loom, Cl. A........................       194,500(a)      4,740,938
                                       Philip Morris Cos...............................       119,200        10,787,600
                                       Polaroid........................................        47,000         2,226,625
                                       RJR Nabisco Holdings............................       211,000         6,514,626
                                       Sherwin Williams................................        71,300         2,905,475
                                                                                                                 ______
                                                                                                             33,936,394
                                                                                                                 ______

            Consumer Services_11.7%   American Stores.................................       152,300         4,074,025
                                       Dillard Department Stores, Cl. A................       139,000         3,961,500
                                       Eckerd..........................................        65,300(a)      2,914,013
                                       Knight-Ridder...................................        30,500         1,906,250
                                       Kroger..........................................       153,500(a)      5,756,250
                                       Limited.........................................       205,800         3,575,775
                                       Liz Claiborne...................................        78,200         2,170,050
                                       Loews...........................................        98,200         7,696,426
                                       May Department Stores...........................        31,000         1,309,750
                                       Melville........................................       173,800         5,344,350
                                       Rite Aid........................................       182,000         6,233,500
                                       Sears, Roebuck & Co.............................        70,000         2,730,000
                                       Tandy...........................................       121,500         5,042,250
                                       Toys R Us.......................................       152,300(a)      3,312,525
                                                                                                                 ______
                                                                                                             56,026,664
                                                                                                                 ______

                        Energy_7.5%   Amerada Hess....................................        35,000         1,855,000
                                       Baker Hughes....................................       159,000         3,875,625

Dreyfus Core Value Fund
_______________________________________
Statement of Investments (continued)                         December 31, 1995

Common Stocks (continued)                                                                     Shares          Value
___________________________________________-                                                   ____           ______
                  Energy (continued)   Dresser Industries..............................        93,400      $  2,276,625
                                       Exxon...........................................       103,000         8,252,876
                                       MAPCO...........................................        68,000         3,714,500
                                       Mobil...........................................        34,500         3,864,000
                                       Oryx Energy.....................................       318,400(a)      4,258,600
                                       Tosco...........................................       113,500         4,327,188
                                       Union Texas Petroleum...........................       163,300         3,163,938
                                                                                                                 ______
                                                                                                             35,588,352
                                                                                                                 ______

           Financial Services_13.9%   Allmerica Financial.............................        83,800         2,262,600
                                       American Express................................       158,000         6,537,250
                                       American International Group....................        46,050         4,259,625
                                       Bank of Boston..................................       150,000         6,937,500
                                       BankAmerica.....................................       103,930         6,729,469
                                       BayBanks........................................        31,900         3,134,175
                                       Chase Manhattan.................................        63,400         3,843,625
                                       Dean Witter, Discover & Co......................       134,000         6,298,000
                                       First Chicago NBD...............................       132,130         5,219,135
                                       First Colony....................................        50,000         1,268,750
                                       Fleet Financial Group...........................       136,855         5,576,841
                                       Morgan (JP) & Co................................        55,000         4,413,750
                                       Republic New York...............................        37,000         2,298,625
                                       SAFECO..........................................        56,800         1,959,600
                                       St. Paul Cos....................................        99,000         5,506,875
                                                                                                                 ______
                                                                                                             66,245,820
                                                                                                                 ______

                  Health Care_10.5%   Allergan........................................       141,000         4,582,500
                                       Baxter International............................       159,400         6,674,875
                                       Bristol-Myers Squibb............................        77,300         6,638,138
                                       Columbia/HCA Healthcare.........................        88,560         4,494,420
                                       Lilly (Eli) & Co................................        73,582         4,138,988
                                       Nu-Med..........................................        13,812(a)              0
                                       Pharmacia & Upjohn..............................       238,300         9,234,125
                                       Progressions Health Systems.....................        69,060(a)         60,428
                                       Schering Plough.................................       106,000         5,803,500
                                       Tenet Healthcare................................       395,000(a)      8,196,250
                                                                                                                 ______
                                                                                                             49,823,224
                                                                                                                 ______

                      Insurance_.7%   American Financial Group........................        42,000         1,286,250
                                       Equitable Cos...................................        93,400         2,241,600
                                                                                                                 ______
                                                                                                              3,527,850
                                                                                                                 ______

                   Real Estate_1.2%   Associated Estates Realty.......................        70,700         1,520,050
                                       Avalon Properties...............................        97,000         2,085,500
                                       Camden Property Trust...........................        83,333         1,989,575
                                                                                                                 ______
                                                                                                              5,595,125
                                                                                                                 ______

                    Technology_3.3%   Digital Equipment...............................        70,700(a)      4,533,638
                                       Harris..........................................        32,300         1,764,388

Dreyfus Core Value Fund
_______________________________________
Statement of Investments (continued)                         December 31, 1995

Common Stocks (continued)                                                                     Shares          Value
___________________________________________-      ____      ______
              Technology (continued)   International Business Machines.................       105,000      $  9,633,750
                                                                                                                 ______
                                                                                                             15,931,776
                                                                                                                 ______

                Transportation_4.5%   Lockheed Martin.................................       129,400        10,222,600
                                       Pittston Services Group.........................       157,000         4,925,875
                                       Union Pacific...................................        97,700         6,448,200
                                                                                                                 ______
                                                                                                             21,596,675
                                                                                                                 ______

                    Utilities_11.1%   AT&T............................................       200,500        12,982,376
                                       CMS Energy......................................       179,300         5,356,588
                                       GTE.............................................       183,000         8,052,000
                                       Illinova........................................       154,100         4,623,000
                                       MCI Communications..............................       274,000         7,158,250
                                       NYNEX...........................................       131,100         7,079,400
                                       Pinnacle West Capital...........................        85,000         2,443,750
                                       Unicom..........................................       113,000         3,700,750
                                       Western Resources...............................        53,200         1,775,550
                                                                                                                 ______
                                                                                                             53,171,664
                                                                                                                 ______
                                       Total Domestic Common Stocks....................                     385,822,142
                                                                                                                 ======

  Foreign Common Stocks_17.1%

                      Argentina_.8%   YPF Sociedad Anonima............................       178,000         3,849,250
                                                                                                                 ______

                      Australia_.3%   Amocor..........................................        20,000           141,075
                                       Boral...........................................       120,000           302,940
                                       Goodman Fielder Limited.........................       166,000           166,394
                                       Southcorp Holdings Limited......................       100,000           232,402
                                       Westpac Banking.................................        85,635           378,961
                                                                                                                 ______
                                                                                                              1,221,772
                                                                                                                 ______

                        Austria_.0%   Creditanstalt-Bankverein........................         1,200           171,004
                                                                                                                 ______

                        Belgium_.0%   Electrabel Com NPV..............................           800           189,701
                                                                                                                 ______

                        Bermuda_.6%   ACE Limited.....................................        68,500         2,722,875
                                                                                                                 ______

                        Canada_4.4%   Canadian National Railway ADR...................       257,000         3,855,000
                                       Canadian Pacific ADR............................       543,500         9,850,937
                                       Horsham ADR.....................................       234,500         3,165,750
                                       Quebecor Printing ADR...........................        92,000(a)      1,552,500
                                       TransCanada Pipeline ADR........................       179,000         2,461,250
                                                                                                                 ______
                                                                                                             20,885,437
                                                                                                                 ______

                        Denmark_.1%   Tele Danmark ADR................................        14,000           386,750
                                                                                                                 ______

                         France_.5%   Alcatel Alsthom.................................         1,584           136,287
                                       Alcatel Alsthom ADR.............................        14,635           256,113
                                       Chargeurs.......................................         1,600           320,195
                                       C.S.F. (Thompson)...............................        10,148           225,626
                                       Danone..........................................         2,038           335,583

Dreyfus Core Value Fund
_______________________________________
Statement of Investments (continued)                         December 31, 1995

Common Stocks (continued)                                                                     Shares          Value
___________________________________________-                                                   ____           ______
                  France (continued)   Elf Auitaine ADR................................         8,158      $    299,807
                                       Guyenne & Gascogne..............................         1,000           272,060
                                       Societe Generale................................         4,362           537,806
                                       Societe Nationale Elf Equitiane.................         3,193           234,773
                                                                                                                 ______
                                                                                                              2,618,250
                                                                                                                 ______

                        Germany_.5%   Adidas AG.......................................         6,900           364,573
                                       Bayer AG........................................         2,000           526,976
                                       Deutsche Bank AG................................        10,000           473,164
                                       SGL Carbon AG...................................         5,000           386,356
                                       Siemens AG......................................           700           382,527
                                       VEBA AG.........................................         9,000           381,552
                                                                                                                 ______
                                                                                                              2,515,148
                                                                                                                 ______

                 Great Britain_1.6%   BTR.............................................       120,837           616,606
                                       Boots...........................................        70,700           642,034
                                       British Airways.................................        25,205           182,173
                                       British Airways PLC ADR.........................         2,000           145,500
                                       British Gas.....................................        70,000           275,767
                                       British Gas ADR.................................         5,000           195,625
                                       Hanson PLC......................................        35,000           533,751
                                       Laird Group PLC.................................        80,000           479,569
                                       National Westminster Bank.......................        60,918           612,728
                                       Powergen........................................        80,401           664,038
                                       RTZ.............................................        20,000           290,347
                                       Scapa Group.....................................        80,862           278,425
                                       SmithKline Beecham PLC ADR......................        50,000         2,775,000
                                                                                                                 ______
                                                                                                              7,691,563
                                                                                                                 ______

                      Hong Kong_.2%   Cheung Kong (Holdings)..........................        61,000           371,562
                                       HSBC (Holdings).................................        21,682           328,069
                                       Yue Yue Industrial (Holdings)...................       650,000           172,324
                                                                                                                 ______
                                                                                                                871,955
                                                                                                                 ______

                          Italy_.2%   Fiat Spa........................................        45,000           146,221
                                       Istituto Mobiliare Italiano ADR.................        15,000           283,125
                                       Stet, Di Risp (Non Cnv).........................       185,000           377,456
                                                                                                                 ______
                                                                                                                806,802
                                                                                                                 ______

                         Japan_2.0%   Canon...........................................        20,000           361,352
                                       Chudenko........................................         9,450           323,217
                                       Dai-Tokyo Fire & Marine Insurance...............        80,000           609,083
                                       Fuji Photo Film Limited.........................         7,000           201,545
                                       Hitachi.........................................        43,000           432,077
                                       Hitachi Koki....................................        45,000           406,956
                                       Honda Motor.....................................        10,000           205,797
                                       Ito-Yokado......................................        10,000           614,493
                                       Kao.............................................        40,000           494,686
                                       Mabuchi Motor...................................         9,000           558,261
                                       Mikuni Coca Cola................................        40,000           544,928

Dreyfus Core Value Fund
_______________________________________
Statement of Investments (continued)                         December 31, 1995

Common Stocks (continued)                                                                     Shares          Value
___________________________________________-                                                   ____           ______
                   Japan (continued)   Mitsubishi Heavy Industries.....................        50,000      $    397,584
                                       Murata Manufacturing............................        15,400           557,972
                                       Nishimatsu Construction.........................        35,000           409,178
                                       Ono Pharmaceutical..............................        10,000           383,574
                                       Sekisui House...................................        50,000           637,682
                                       Sumitomo........................................        35,000           355,072
                                       Toshiba.........................................        50,000           390,821
                                       Toyota Motor....................................        32,000           677,102
                                       Yamanouchi Pharmaceutical.......................        15,000           321,739
                                       Yamato Transport................................        38,500           457,537
                                                                                                                 ______
                                                                                                              9,340,656
                                                                                                                 ______

                     Luxembourg_.0%   Espirito Santo Financial........................         9,000           106,875
                                                                                                                 ______

                       Malaysia_.0%   Affin Holdings Berhad...........................        85,000           164,040
                                                                                                                 ______

                         Mexico_.0%   Telefonos De Mexico, Series L...................       120,000           192,873
                                       Telefonos De Mexico, Series L, ADR..............         1,000            31,875
                                                                                                                 ______
                                                                                                                224,748
                                                                                                                 ______

                   Netherlands_2.6%   ABN Amro Holdings...............................        13,300           604,621
                                       Hollandsche Beton Groep.........................         1,000           152,363
                                       ING Groep.......................................         4,887           325,800
                                       Koninklinke KNP.................................        10,000           256,218
                                       Philips Electronics NV ADR......................       222,300         7,975,013
                                       Royal Dutch Petroleum ADR.......................        12,300         1,735,838
                                       Royal PTT Nederland.............................         6,500           235,625
                                       Stad Rotterdam CVA..............................        13,925           413,939
                                       Unilever NV ADR.................................         4,000           563,000
                                                                                                                 ______
                                                                                                             12,262,417
                                                                                                                 ______

                    New Zealand_.1%   Air New Zealand.................................        47,000           159,593
                                       Brierley Investments............................       220,000           173,828
                                                                                                                 ______
                                                                                                                333,421
                                                                                                                 ______

                         Norway_.0%   Christiania Bank................................        65,000           150,591
                                                                                                                 ______

                       Portugal_.0%   Portugal Telecom SA, ADR........................        12,000(a)        228,000
                                                                                                                 ______

                      Singapore_.1%   Far East Levingston Shipbuilding................        37,000           174,009
                                       Malaysian International Shipping................       106,666           279,112
                                                                                                                 ______
                                                                                                                453,121
                                                                                                                 ______

                         Spain_1.1%   Corporacion Bancaria De Espana..................        18,000           362,250
                                       Iberdrola SA....................................        40,000           364,981
                                       Repsol SA.......................................         8,000           261,405
                                       Repsol SA, ADR..................................       126,600         4,161,976
                                                                                                                 ______
                                                                                                              5,150,612

Dreyfus Core Value Fund
_______________________________________
Statement of Investments (continued)                         December 31, 1995

Common Stocks (continued)                                                                     Shares          Value
___________________________________________-                                                    ____            ______
                         Sweden_.6%   AGA AB, Series B................................        19,000      $    261,507
                                       Astra AB, Class A, ADR..........................        61,500         2,452,312
                                       Volvo AB `B'....................................        10,000           205,938
                                                                                                                 ______
                                                                                                              2,919,757
                                                                                                                 ______

                   Switzerland_1.4%   Ciba-Geigy AG...................................           600           527,730
                                       Ciba-Geigy AG ADR...............................       100,000         4,425,000
                                       Magazine Zum Globus.............................           450           257,365
                                       Nestle SA.......................................           450           497,574
                                       Schweizerischer Banksverein.....................         1,200           489,775
                                       Zurich Versicherungs............................           900           271,013
                                                                                                                 ______
                                                                                                              6,468,457
                                                                                                                 ______
                                       Total Foreign Common Stocks.....................                      81,733,202
                                                                                                                 ======
                                       TOTAL COMMON STOCKS
                                         (cost $379,642,232)...........................                    $467,555,344
                                                                                                                 ======

Foreign Preferred Stocks_.1%
___________________________________________-
                            Germany;   RWE AG (Non-Voting)
                                         (cost $418,818)...............................         1,800      $    501,218
                                                                                                                 ======
Warrants_.0%
___________________________________________-
                                       Chase Manhattan
                                         (cost $3,671).................................           534      $     13,951
                                                                                                                 ======
                                                                                            Principal
Short-Term Investments_.5%                                                                  Amount
___________________________________________-                                                 _____
                   Commercial Paper:   Ford Motor Credit Corporation
                                         6% due 1/2/96
                                         (cost $2,400,000).............................    $2,400,000      $  2,400,000
                                                                                                                 ======

TOTAL INVESTMENTS (cost $382,464,721)..................................................         98.5%      $470,470,513
                                                                                               =====             ======
CASH AND RECEIVABLES (NET).............................................................          1.5%      $  6,995,485
                                                                                               =====             ======
NET ASSETS.............................................................................        100.0%      $477,465,998
                                                                                               =====             ======

Note to Statement of Investments;
___________________________________________
(a) Non-income producing.


                         See notes to financial statements.

Dreyfus Core Value Fund
_______________________________________
Statement of Assets and Liabilities                          December 31, 1995

ASSETS:
    Investments in securities, at value (cost $382,464,721)_see Statement
      of Investments .......................................................                           $470,470,513
    Cash and foreign currency (cost $6,190,332).............................                              6,176,635
    Receivable for investment securities sold...............................                              1,130,097
    Receivable for shares of Beneficial Interest subscribed.................                                 57,237
    Dividends and interest receivable.......................................                              1,153,810
                                                                                                             ______
                                                                                                        478,988,292
LIABILITIES:
    Due to The Dreyfus Corporation_Note 2(a)...............................            $693,350
    Due to Distributor_Note 2(b)...........................................              97,132
    Payable for investment securities purchased.............................            691,971
    Payable for shares of Beneficial Interest redeemed......................              2,133
    Trustees' fees payable_Note 2(c).......................................              37,708           1,522,294
                                                                                           ____              ______
NET ASSETS..................................................................                           $477,465,998
                                                                                                             ======
REPRESENTED BY:
    Paid-in capital.........................................................                           $379,428,169
    Accumulated undistributed investment income_net........................                                 35,924
    Accumulated undistributed net realized gain on investments..............                             10,009,543
    Accumulated net unrealized appreciation on investments and foreign
      currency transactions.................................................                             87,992,362
                                                                                                             ______
NET ASSETS at value.........................................................                           $477,465,998
                                                                                                             ======
NET ASSET VALUE, offering and redemption price per share:
    Investor Shares
      unlimited number of shares of Beneficial Interest
      ($401,674,361 / 13,330,949 shares of Beneficial Interest outstanding).                                 $30.13
                                                                                                             ======
    Institutional Shares
      unlimited number of shares of Beneficial Interest
      ($75,607,117 / 2,510,148 shares of Beneficial Interest outstanding)....                                $30.12
                                                                                                             ======
    Class R Shares
      unlimited number of shares of Beneficial Interest
      ($184,520 / 6,114 shares of Beneficial Interest outstanding)..........                                 $30.18
                                                                                                             ======

             See notes to financial statements.

Dreyfus Core Value Fund
_______________________________________
Statement of Operations                           year ended December 31, 1995

INVESTMENT INCOME:
    Income:
      Cash dividends (net of $240,056 foreign taxes withheld at source).....               $10,412,780
      Interest..............................................................                   729,848
                                                                                                _____-
          Total Income......................................................                              $ 11,142,628

    Expenses:
      Investment management fee_Note 2(a)..................................                 3,863,417
      Distribution fee_Note 2(b)...........................................                 1,015,899
      Trustees' fees and expenses_Note 2(c)................................                    43,638
                                                                                               _____-
          Total Expenses....................................................                 4,922,954
      Less_reduction in management fee due to undertakings_Note 2(a)......                     66,949
                                                                                               _____-
          Net Expenses......................................................                                 4,856,005
                                                                                                                ______
          INVESTMENT INCOME_NET............................................                                  6,286,623
                                                                                                                ______
REALIZED AND UNREALIZED GAIN ON INVESTMENTS_Note 3:
    Net realized gain on investments and foreign currency transactions......               $44,702,570
    Net realized gain on forward currency exchange contracts................                     5,791
                                                                                                _____-
      Net Realized Gain.....................................................                                44,708,361
    Net unrealized appreciation on investments and foreign currency transactions                            80,269,570
                                                                                                                ______
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                               124,977,931
                                                                                                                ______
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                              $131,264,554
                                                                                                                ======

                See notes to financial statements.

Dreyfus Core Value Fund
_______________________________________
Statement of Changes in Net Assets

                                                                                                 Year Ended December 31,
                                                                                            ________________________________-
                                                                                                1995                1994
                                                                                               ______              ______
OPERATIONS:
    Investment income_net.....................................................             $  6,286,623         $  6,090,607
    Net realized gain on investments...........................................               44,708,361           38,921,441
    Net unrealized appreciation (depreciation) on investments for the year.....               80,269,570          (42,542,693)
                                                                                                  ______               ______
      Net Increase In Net Assets Resulting From Operations.....................              131,264,554            2,469,355
                                                                                                  ______               ______
DIVIDENDS TO SHAREHOLDERS:
    From investment income_net:
      Investor Shares..........................................................               (5,652,275)          (4,790,982)
      Institutional Shares.....................................................               (1,170,331)          (1,036,131)
      Class R Shares...........................................................                  (20,018)             (14,497)
    From net realized gain on investments:
      Investor Shares..........................................................              (32,708,062)         (35,173,927)
      Institutional Shares.....................................................               (6,089,493)          (7,027,785)
      Class R Shares...........................................................                  (14,693)            (147,807)
                                                                                                  ______               ______
        Total Dividends........................................................              (45,654,872)         (48,191,129)
                                                                                                  ______               ______
BENEFICIAL INTEREST TRANSACTIONS:
    Net proceeds from shares sold:
      Investor Shares..........................................................               32,376,118           35,429,803
      Institutional Shares.....................................................               92,766,522          342,392,264
      Class R Shares...........................................................                3,629,228            1,806,424
    Dividends reinvested:
      Investor Shares..........................................................               34,209,203           35,673,508
      Institutional Shares.....................................................                7,078,027            7,485,142
      Class R Shares...........................................................                   17,322              123,153
    Cost of shares redeemed:
      Investor Shares..........................................................              (53,537,298)         (64,780,077)
      Institutional Shares.....................................................              (97,834,686)        (362,837,656)
      Class R Shares...........................................................               (5,221,642)            (665,997)
                                                                                                  ______               ______
        Increase (Decrease) In Net Assets From Beneficial Interest
          Transactions.........................................................               13,482,794           (5,373,436)
                                                                                                  ______               ______
          Total Increase (Decrease) In Net Assets..............................               99,092,476          (51,095,210)
NET ASSETS:
    Beginning of year..........................................................              378,373,522          429,468,732
                                                                                                  ______               ______
    End of year (including undistributed investment income_net:
      $35,924 in 1995 and $591,925 in 1994)....................................             $477,465,998         $378,373,522
                                                                                                  ======               ======

                                                                              Shares
                                     ______________________________________________________________________________________----
                                             Investor                      Institutional                     Class R
                                     ____________-____________-       _____________-_____________-  _____________-_____________
                                                                                                    Year Ended     Period Ended
                                      Year Ended December 31,          Year Ended December 31,      December 31,   December 31,
                                     ____________-____________-       _____________-____________-   __________     ____________
                                        1995           1994            1995             1994            1995           1994*
                                       ____-          ____-           ____-            _____            ___-           ___-
CAPITAL SHARE TRANSACTIONS:
    Shares sold..............        1,133,898       1,267,535       3,304,350        12,106,152       138,967         63,627
    Shares issued for dividends
      reinvested.............        1,141,448       1,410,642         236,346           295,150           577          4,890
    Shares redeemed..........       (1,888,328)     (2,315,216)     (3,450,788)      (12,845,855)     (177,018)       (24,929)
                                         ____-           ____-           ____-             _____          ___-          ___-

      Net Increase (Decrease) In
        Shares Outstanding...          387,018         362,961          89,908          (444,553)      (37,474)        43,588
                                         =====           =====           =====             =====          ====          ====

______
* The Fund commenced selling Trust shares on April 4, 1994. Effective October 17, 1994, the Trust shares were reclassified as Class R shares.

                   See notes to financial statements.

Dreyfus Core Value Fund
_______________________________________
Financial Highlights

    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.

                                                                                    Investor Class (1,2)
                                                                ______________________________________________________
                                                                                Year Ended December 31,
                                                                ______________________________________________________
PER SHARE DATA:                                                   1995        1994        1993(3)    1992        1991
                                                                   ___         ___          ___       ___         ___
    Net asset value, beginning of year................          $24.56      $27.80      $25.46      $27.40      $23.20
                                                                   ___         ___         ___         ___         ___
    Investment Operations:
    Investment income_net............................             .41         .42         .31         .36         .39
    Net realized and unrealized gain (loss) on investments        8.24        (.29)       3.86         .70        4.88
                                                                   ___         ___         ___         ___         ___
      Total from Investment Operations................            8.65         .13        4.17        1.06        5.27
                                                                   ___         ___         ___         ___         ___
    Distributions:
    Dividends from investment income-net..............            (.45)       (.40)       (.30)       (.36)       (.50)
    Dividends from net realized gain on investments...           (2.63)      (2.97)      (1.53)      (2.64)       (.57)
                                                                   ___         ___         ___         ___         ___
      Total Distributions.............................           (3.08)      (3.37)      (1.83)      (3.00)      (1.07)
                                                                   ___         ___         ___         ___         ___
    Net asset value, end of year......................          $30.13      $24.56      $27.80      $25.46      $27.40
                                                                   ===         ===         ===         ===         ===
TOTAL INVESTMENT RETURN...............................           35.56%        .38%      16.51%       4.03%      22.87%


RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...........            1.13%       1.11%       1.15%       1.22%       1.20%
    Ratio of net investment income to average net assets          1.43%       1.47%       1.13%       1.33%       1.61%
    Decrease reflected in above expense ratios due to
      undertakings by the Manager.....................             .02%        .01%        .01%       _          _
    Portfolio Turnover Rate...........................           54.42%      73.00%      75.00%      66.00%     157.00%
    Net Assets, end of year (000's Omitted)...........        $401,674    $317,868    $349,813    $423,286    $508,971

________-
(1) On February 1, 1993 existing shares of the Fund were designated the Retail Class and effective April 4, 1994 the Retail Class shares were reclassified as Investor Shares.
(2) Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager.
(3) Per share amounts have been calculated using the monthly average share method.

               See notes to financial statments.

Dreyfus Core Value Fund
_______________________________________
Financial Highlights (continued)

    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.

                                                              Institutional Class                    Class R
                                                    ___________________________________   _____________-_________________
                                                          Year Ended        Period Ended   Year Ended     Period Ended
                                                         December 31,       December 31,   December 31,   December 31,
                                                         __________         __________     __________      __________
PER SHARE DATA:                                      1995         1994(1)     1993(2)(3)        1995        1994(1)(4)
                                                      ___          ___        ____-              ___          ____-
    Net asset value, beginning of year..            $24.56        $27.80        $25.96         $24.56         $28.45
                                                       ___           ___           ___            ___            ___
    Investment Operations:
    Investment income_net..............               .47           .47           .32            .62            .29
    Net realized and unrealized gain (loss)
      on investments....................              8.20          (.31)         3.38           8.16           (.83)
                                                       ___           ___           ___            ___            ___
          Total from Investment Operations            8.67           .16          3.70           8.78           (.54)
                                                       ___           ___           ___            ___            ___
    Distributions:
    Dividends from investment income-net              (.48)         (.43)         (.33)          (.53)          (.38)
    Dividends from net realized gain
      on investments....................             (2.63)        (2.97)        (1.53)         (2.63)         (2.97)
                                                       ___           ___           ___            ___            ___
          Total Distributions...........             (3.11)        (3.40)        (1.86)         (3.16)         (3.35)
                                                       ___           ___           ___            ___            ___
    Net asset value, end of year........            $30.12        $24.56        $27.80         $30.18         $24.56
                                                       ===           ===           ===            ===            ===
TOTAL INVESTMENT RETURN.................             35.60%          .49%        14.38%(5)      36.05%         (2.31%)(5)

RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets           1.03%         1.02%         1.04%(6)        .88%           .86%(6)
    Ratio of net investment income to
      average net assets................              1.53%         1.57%         1.24%(6)       1.93%          1.72%(6)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager               .02%          .01%         _              .02%           .02%(6)
    Portfolio Turnover Rate.............             54.42%        73.00%        75.00%(5)      54.42%         73.00%
    Net Assets, end of year (000's Omitted)        $75,607       $59,435       $79,656           $185         $1,070

_________-
(1) Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager.
(2) On February 1, 1993, the Fund commenced selling Institutional shares.
(3) Per share amounts have been calculated using the monthly average share method.
(4) On August 4, 1994, the Fund commenced selling Trust shares. Effective October 17, 1994 the Trust shares were reclassified as Class R shares.
(5) Not annualized.
(6) Annualized.

                  See notes to financial statements.

Dreyfus Core Value Fund
_______________________________________
NOTES TO FINANCIAL STATEMENTS

NOTE 1_Significant Accounting Policies:

    Dreyfus Core Value Fund (the "Fund") is a diversified equity fund seeking long-term growth of capital, with current income as a secondary objective, primarily through investments primarily in common stocks and securities convertible into common stock. The Dreyfus/Laurel Funds Trust (the "Trust") is registered under the Investment Company Act of 1940 ("Act") and operates as a series company currently offering four series including the Fund. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

    Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.

    The Fund currently offers three classes of shares: Investor, Institutional and Class R shares. Investor shares are sold primarily to retail investors and bear a distribution fee. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the Fund as of April 4, 1994, and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class.

    Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

    (a) Portfolio Valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

    (b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

    (c) Foreign Currency Transactions: The Fund does not isolate that portion of the results of the operations resulting from changes in foreign exchange rates on investment from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Dreyfus Core Value Fund
_______________________________________
NOTES TO FINANCIAL STATEMENTS (continued)

    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions, the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

    (d) Forward Currency Exchange Contracts: The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gains on such contracts that are recognized in the statement of assets and liabilities. At December 31, 1995, there were no open forward currency exchange contracts.

    (e) Distributions to Shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

    (f) Federal Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2_Investment Management Fee and Other Transactions With Affiliates:

    (a) Investment Management Fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the Fund's average daily net

Dreyfus Core Value Fund
_______________________________________
NOTES TO FINANCIAL STATEMENTS (continued)

assets. The Manager has voluntarily agreed to waive this fee to .88% of the Fund's average daily net assets excluding certain fees outlined below. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). The reduction in management fee, pursuant to the undertaking amounted to $66,949 for the year ended December 31, 1995.

    (b) Distribution Plan: The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Investor and Institutional shares. Under the Plan, the Fund may pay annually up to
 .25% of the value of the average daily net assets attributable to its Investor shares and up to .15% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor and Institutional shares. The Class R shares bear no distribution fee. For the year ended December 31, 1995, the distribution fee for the Investor and Institutional shares was $909,513 and $106,386, respectively.

    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Investment Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

    (c) Trustees' Fees: Each trustee who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: the Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Dreyfus/Laurel Funds Trust. In addition the Chairman of the Board receives an annual fee of $75,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

NOTE 3_Securities Transactions:

    The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the year ended December 31, 1995 amounted to $228,658,073 and $251,837,814, respectively.

    At December 31, 1995, accumulated net unrealized appreciation on investments was $88,005,792, consisting of $93,749,273 gross unrealized appreciation and $5,743,481 gross unrealized depreciation.

    At December 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Core Value Fund
_______________________________________
Independent Auditors Report


Board of Trustees and Shareholders:
The Dreyfus/Laurel Funds Trust

    We have audited the accompanying statement of assets and liabilities of the Dreyfus Core Value Fund of The Dreyfus/Laurel Funds Trust as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended December 31, 1993 were audited by other auditors whose report thereon, dated February 14, 1994, expressed an unqualified opinion on that statement and those financial highlights.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dreyfus Core Value Fund of The Dreyfus/Laurel Funds Trust, as of December 31, 1995, and the results of its operations for the year then ended, changes in its net assets, and the financial highlights for each of the years in the two year period then ended, in conformity with generally accepted accounting principles.


                                      KPMG Peat Marwick LLP

Pittsburgh, Pennsylvania
February 6, 1996

Dreyfus Core Value Fund
_______________________________________
Important Tax Information (Unaudited)

    For Federal tax purposes the Fund hereby designates $.2242 per share as a long-term capital gain distribution paid on July 27, 1995. The Fund also designates $1.81 per share as a long-term capital gain distribution paid on December 28, 1995.

[Dreyfus lion "d" logo]
Dreyfus Core Value Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Trust
One Cabot Road
Medford, MA 02155

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903



Further information is contained in the Prospectus, which must precede or accompany this report.



Printed in U.S.A.                   312/392/712AR9512
[Dreyfus logo]

Dreyfus
Core Value
Fund
Annual Report


December 31, 1995